Loans payable (Tables)	12 Months Ended
Dec. 31, 2022
Shareholder loans [Member]
Disclosure of detailed information about borrowings [line items]
Disclosure of loans payable [Table Text Block]
Shareholder loans	December 31, 2022	December 31, 2021
Principal opening balance	$126,780	$127,320
Addition	325,056	-
Unrealized foreign exchange	8,660	(540)
Principal ending balance	460,496	$126,780

Director loans [Member]
Disclosure of detailed information about borrowings [line items]
Disclosure of loans payable [Table Text Block]
Director loans	December 31, 2022	December 31, 2021
Principal opening balance	$343,796	$345,004
Repayment	(104,248)	-
Unrealized foreign exchange	18,194	(1,208)
Principal ending balance	$257,742	$343,796

Executive loans [Member]
Disclosure of detailed information about borrowings [line items]
Disclosure of loans payable [Table Text Block]
Executive loans	December 31, 2022	December 31, 2021
Principal opening balance	$87,186	$152,640
Addition loan	-	178,937
Net repayments	(119,281)	(244,391)
Unrealized foreign exchange	32,095	-
Principal ending balance	$-	$87,186

Promissory note [Member]
Disclosure of detailed information about borrowings [line items]
Disclosure of loans payable [Table Text Block]
Promissory note	December 31, 2022	December 31, 2021
Principal opening balance	$90,000	$221,250
Promissory settled by shares	(90,000)	(131,250)
Principal ending balance	$-	$90,000